--------------------------------------------------------------------------------

CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              212-830-5200
================================================================================



Dear Shareholder:

We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 1998 through September 30, 1998.

The Cortland General Money Market Fund had 95,227 shareholder accounts and net assets of $1,187,620,299 as of September 30, 1998.

As of September 30, 1998, the U.S. Government Fund had 6,789 shareholder accounts and net assets of $180,587,649.

As of September 30, 1998, the Municipal Money Market Fund had 2,935 shareholder accounts and net assets of $270,319,565.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,


\s\Steven W. Dufff



Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 2)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Commercial Paper (12.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Centric Capital Corporation                                           10/09/98  5.58%  $  9,987,667   P1       A1+
   15,000,000  Donaldson, Lufkin, & Jenrette Inc.                                    10/02/98  5.61     14,997,667
   20,000,000  Greyhawk Funding                                                      10/15/98  5.57     19,956,989   P1       A1+
   25,000,000  Lehman Brothers Holdings Inc.                                         11/24/98  5.61     24,792,625   P2       A1
   20,000,000  Paine Webber Group                                                    10/08/98  5.66     19,978,106   P2       A2
   35,000,000  Paine Webber Group                                                    10/20/98  5.63     34,896,556   P2       A2
   14,000,000  Sigma Finance Corporation                                             04/14/99  5.32     13,608,700   P1       A1+
   10,000,000  Twin Towers, Inc.                                                     10/21/98  5.60      9,969,332   P1       A1+
 ------------                                                                                         ------------
  149,000,000  Total Commercial Paper                                                                  148,187,642
 ------------                                                                                         ------------
Domestic Certificate of Deposit (0.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  First Union National Bank of North Carolina                           09/17/99  5.25%  $ 10,000,000   P1       A1
 ------------                                                                                         ------------
   10,000,000  Total Domestic Certificate of Deposit                                                    10,000,000
 ------------                                                                                         ------------
Letter of Credit Commercial Paper (31.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Banca Serfin S.A.
               LOC Barclays Bank PLC                                                 08/26/99  5.40%  $  9,531,175   P1       A1+
   10,000,000  Banco Bozano Simonsen S.A.
               LOC Banco Santander                                                   10/14/98  5.57      9,979,994   P1       A1+
   15,000,000  Banco Bozano Simonsen S.A.
               LOC Banco Santander                                                   06/18/99  5.79     14,406,333   P1       A1+
   15,000,000  Banco de Credito National, S.A.
               LOC Barclays Bank PLC                                                 11/20/98  5.55     14,888,958   P1       A1+
   10,000,000  Banco Mercantil Del Norte, S.A.
               LOC Bayerische Vereinsbank, A.G.                                      05/05/99  5.33      9,691,000   P1       A1+
   20,000,000  Banco Rio de La Plata, S.A.
               LOC Bayerische Vereinsbank, A.G.                                      12/07/98  5.68     19,797,139   P1       A1+
   15,000,000  Bancomer S.A.
               LOC Bank of Montreal                                                  10/16/98  5.60     14,965,375   P1       A1+
   30,000,000  China International Marine Containers
               LOC Societe Generale                                                  10/14/98  5.60     29,940,128   P1       A1+
   30,000,000  China National Textile Import & Export
               LOC Bank of America                                                   11/02/98  5.54     29,853,333   P1       A1+
   10,000,000  ContiFinancial Corporation
               LOC Dresdner Bank                                                     11/19/98  5.61      9,924,731   P1       A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 2)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Daewoo International Corporation
               LOC Credit Suisse First Boston                                        01/19/99  5.69%  $  9,831,333   P1       A1+
   10,000,000  Demir Funding Corporation I
               LOC Bayerische Vereinsbank, A.G.                                      10/13/98  5.58      9,981,567   P1       A1+
   10,000,000  Finans Funding Corporation ll
               LOC Rabobank Nederland                                                12/02/98  5.66      9,905,278   P1       A1+
   14,000,000  Finans Funding Corporation II
               LOC Rabobank Nederland                                                02/19/99  5.61     13,700,610   P1       A1+
   15,000,000  Floren Container, Inc.
               LOC Bank of America                                                   12/15/98  5.66     14,828,125   P1       A1+
   10,000,000  Garanti Funding Corporation II
               LOC Bayerische Vereinsbank, A.G.                                      02/03/99  5.66      9,809,028   P1       A1+
   10,000,000  Koch Funding Corporation
               LOC Credit Suisse First Boston                                        02/08/99  5.76      9,800,306
   10,000,000  Minmetals Capitals & Securities Inc.
               LOC Credit Suisse First Boston                                        02/23/99  5.60      9,780,486   P1       A1+
   10,000,000  Orix America, Inc.
               LOC Bank of America                                                   10/09/98  5.52      9,988,222   P1       A1+
   10,000,000  Pactual Overseas
               LOC Barclays Bank PLC                                                 02/11/99  5.38      9,805,672   P1       A1+
    8,750,000  Pactual Overseas
               LOC Barclays Bank PLC                                                 02/12/99  5.57      8,574,125   P1       A1+
   25,000,000  Pemex Capital, Inc.
               LOC Societe Generale                                                  10/20/98  5.60     24,927,167   P1       A1+
   20,000,000  Pemex Capital, Inc.
               LOC Swiss Bank Corporation                                            10/20/98  5.54     19,941,944   P1       A1+
   15,000,000  Petroleo Brasileiro S.A.
               LOC Barclays Bank PLC                                                 03/30/99  5.52     14,598,750   P1       A1+
   10,000,000  Unibanco-Uniao De Bancos Brasilieros
               LOC Bayerische Vereinsbank, A.G.                                      04/16/99  5.80      9,699,849   P1       A1+
   30,000,000  Unibanco-Uniao De Bancos Brasilieros
               LOC Westdeutsche Landesbank                                           06/28/99  5.66     28,786,875   P1       A1+
 ------------                                                                                         ------------
  382,750,000  Total Letter of Credit Commercial Paper                                                 376,937,503
 ------------                                                                                         ------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 2)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Loan Participations (5.89%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 30,000,000  GMAC Mortgage Corporation (b)                                         10/01/98  6.02%  $ 30,000,000
   10,000,000  Marsh & McLennan Companies (c)                                        11/24/98  5.70     10,000,000   P1       A1+
   30,000,000  Marsh & McLennan Companies (d)                                        03/24/99  5.50     30,000,000   P1       A1+
 ------------                                                                                         ------------
   70,000,000  Total Loan Participations                                                                70,000,000
 ------------                                                                                         ------------
Master Notes (6.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Donaldson, Lufkin & Jenrette (e)                                      02/05/99  5.67%  $  5,000,000
   20,000,000  The Goldman Sachs Group L.P. (f)                                      01/22/99  5.54     20,000,000
   50,000,000  Willamette Industries, Inc. (g)                                       06/18/99  5.65     50,000,000
 ------------                                                                                         ------------
   75,000,000  Total Master Notes                                                                       75,000,000
 ------------                                                                                         ------------
Medium Term Notes (4.63%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000  Long Lane Master Trust III (h)
               LOC Banc Boston                                                       11/02/98  5.71%  $ 20,000,000
   35,000,000  Structured Enhanced Return Trust - STEERS 1998 - Series A-40 (i)
               MBIA Insured                                                          01/15/99  5.61     35,000,000   P1       A1+
 ------------                                                                                         ------------
   55,000,000  Total Medium Term Notes                                                                  55,000,000
 ------------                                                                                         ------------
Other Notes (27.72%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,600,000  2150 Investment Company - Series 1997 (j)
               LOC Fifth Third Bank                                                  02/01/17  5.62%  $  2,600,000
    4,350,000  Alabama State IDA (Central Casting Corporation) (j)
               LOC First Union National Bank of North Carolina                       11/01/15  5.60      4,350,000
    3,620,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project-B) (j)
               LOC Columbus Bank & Trust Company                                     05/01/17  5.69      3,620,000            A1
    1,785,000  Andrews Laser Works Corporation (j)
               LOC Star Bank, N.A.                                                   05/01/08  5.64      1,785,000
    1,800,000  Berkeley Square Retirement Center - Series 1998 (j)
               LOC Fifth Third Bank                                                  02/01/13  5.62      1,800,000
    5,000,000  California Department of Water Resources
               (Control Valley Project) Water System RB - Series R-V (j)
               LOC Canadian Imperial Bank of Commerce                                12/01/24  5.35      5,000,000
    5,850,000  Cheney Brothers Inc. (j)
               LOC First Union National Bank of North Carolina                       12/01/16  5.60      5,850,000
    9,575,000  Community Development Authority
               of the City of Madison, WI RB - Series 1996A
               (Blake '89 Project) (j)                                               01/01/19  5.60      9,575,000
   10,000,000  Concrete Company
               LOC Columbus Bank & Trust Company                                     07/01/48  5.65     10,000,000            A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 2)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Consolidated Equities, L.L.C. - Series 1995 (j)
               LOC Old Kent Bank & Trust Co.                                         12/01/25  5.60%  $  2,000,000
   4,000,000   Cunat Capital Corporation - Series 1997- B
               (Cunat Bros., Inc./Irish Parie L.P.) (j)
               LOC LaSalle National Bank                                             06/01/27  5.60      4,000,000
   2,000,000   Delta Capital L.L.C. Series A (j)
               LOC First Michigan Bank                                               01/01/26  5.60      2,000,000
   2,870,000   Devin F. & Janis L. McCarthy - Series 1997 (j)
               LOC Star Bank, N.A.                                                   07/01/17  5.64      2,870,000
   5,000,000   F.C. Bellevue, Inc. (j)
               LOC National City Bank                                                08/01/38  5.60      5,000,000
  25,000,000   First Union National Bank of North Carolina (k)                       07/16/99  5.60     25,000,000   P1       A1
   2,400,000   G & J Land Management - Series 1996 (j)
               LOC Fifth Third Bank                                                  12/01/17  5.62      2,400,000
   8,210,000   General Electric Engine Receivables 1995-1
               Trust Variable Rate Guaranteed Notes (l)                              2/14/00   5.52      8,210,000   P1       A1+
   1,366,440   General Electric Engine Receivables 1996-1
               Trust Variable Rate Guaranteed Notes (m)                              02/14/01  5.52      1,366,440   P1       A1+
  35,000,000   The Goldman Sachs Group, L.P. (n)                                     10/13/99  5.68     35,000,000   P1       A1+
  10,985,000   Institutional Distributors, Inc. - Series 1997 (j)
               LOC Star Bank, N.A.                                                   06/01/17  5.64     10,985,000
   1,000,000   Jake Sweeney Automotive, Inc. (j)
               LOC Star Bank, N.A.                                                   04/01/05  5.64      1,000,000
  25,000,000   John Hancock Mutual Life Insurance Company                            08/19/00  5.77     25,000,000
   1,130,000   KBL Capital Fund, Inc. (BH Reality Limited Partnership)  (j)
               LOC Old Kent Bank & Trust Co.                                         05/01/21  5.60      1,130,000            A1
   4,280,000   KBL Capital Fund, Inc. -  Series 1995 A (j)
               LOC Old Kent Bank & Trust Co.                                         07/01/05  5.60      4,280,000            A1
   2,000,000   Kit Carson County, Colorado Agricultural Development RB - Series 1997
               (Midwest Farms, LLC) (j)
               LOC Norwest Bank Minneapolis                                          06/01/27  5.75      2,000,000            A1
   4,500,000   Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Co. Project) (j)
               LOC Fifth Third Bank                                                  03/01/15  5.80      4,500,000
     500,000   LRC - B Wadsworth Investors, Ltd. (j)
               LOC Star Bank, N.A.                                                   09/01/17  5.77        500,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 2)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,915,000   Macroe Properties, Inc. (j)
               LOC First Michigan Bank                                               09/01/27  5.60%  $  3,915,000
   4,100,000   Maryland HEFA RB (North Arundale Hospital) (j)
               LOC Mellon Bank N.A.                                                  07/01/27  5.75      4,100,000
   4,000,000   Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building) (j)
               LOC National City Bank                                                11/01/17  5.60      4,000,000
   6,500,000   Maximum Principle Amount VRB Notes (Hancor, Inc. Project) (j)
               LOC National City Bank                                                12/01/07  5.60      6,500,000            A1
  15,835,000   Medical Clinic Board of Mobile, AL RB
              (Springhill Medical Complex) - Series 1996B (j)
               LOC Amsouth Bank N.A.                                                 09/01/11  5.60     15,835,000     P1
   1,000,000   Miami Valley Steel Service, Inc. - Series 1996 (j)
               LOC National City Bank                                                02/01/16  5.60      1,000,000
   2,790,000   Michigan HEFA (Hope College) - Series 1996M (j)
               LOC Old Kent Bank & Trust Co.                                         10/01/16  5.60      2,790,000
   6,345,000   Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995 (j)
               LOC National Bank of Detroit                                          06/01/10  5.65      6,345,000     P1
   4,270,000   New Federal Cold Storage, Incorporated Project - Series 199C (j)
               LOC National City Bank                                                08/01/11  5.60      4,270,000
  20,000,000   Oakland-Alameda County (Oakland Coliseum)
               LOC Canadian Imperial Bank of Commerce                                10/05/98  5.59     20,000,000
   5,000,000   Oxnard Financing Authority Refunding Lease RB - Series 1993 (j)
               LOC Union Bank of California                                          06/01/06  5.65      5,000,000            A1
   1,750,000   Pomeroy Investment, L.L.C. - Series 1997 (j)
               LOC Star Bank, N.A.                                                   04/01/17  5.64      1,750,000
   3,900,000   Prince William County, VA - Series A (j)
               LOC Wachovia Bank & Trust Co., N.A.                                   03/01/17  5.27      3,900,000   VMIG-1
   4,500,000   Shepperd Capital L.L.C.
               LOC First of America Michigan National Bank                           09/15/47  5.60      4,500,000
   3,450,000   Southern Electric Generating Company                                  11/10/98  5.74      3,428,227     P1     A1
   8,400,000   Southwestern Ohio Steel, Inc. - Series 1998 (j)
               LOC Star Bank, N.A.                                                   04/01/08  5.64      8,400,000
  19,000,000   State of Missouri HEFA
               (SSM Health Care System) 1995 - Series D (j)
               MBIA Insured                                                          06/01/24  5.35     19,000,000            A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date   Yield     (Note 2)      Moody's  & Poor's
   ------                                                                           ----   -----      ------       -------   -------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 12,520,000  Stone Creek, L.L.C. - Series 1995 (j)
               LOC Columbus Bank & Trust Company                                  08/01/22  5.65%  $    12,520,000     P1
    2,465,000  Vista Funding Corporation - Series 1997A (j)
               LOC Fifth Third Bank                                               07/01/15  5.62         2,465,000
    1,600,000  Walt Sweeney Ford - Series 1996 (j)
               LOC Fifth Third Bank                                               01/01/12  5.62         1,600,000
    2,580,000  Washington State Housing Finance Commission
               (Marketplace Apt) (j)
               LOC Bank One                                                       07/01/29  5.70         2,580,000   VMIG-1
    6,400,000  Weller Irrevocable Trust #2 - Series 1998 (j)
               LOC First Union National Bank of North Carolina                    09/01/13  5.65         6,400,000            A1
    3,220,000  Westchester County, NY Industrial Development Agency RB
               (B.W.P. Distributors Inc.) (j)
               LOC First Union National Bank of North Carolina                    10/01/28  5.60         3,220,000
      885,000  Westchester Presbyterian Church
               LOC Star Bank, N.A.                                                09/01/13  5.82           885,000
    2,960,000  William Thies & Son, Inc. (j)
               LOC First Union National Bank of North Carolina                    03/01/07  5.60         2,960,000
 ------------                                                                                      ---------------
  329,206,440  Total Other Notes                                                                       329,184,667
 ------------                                                                                      ---------------
Repurchase Agreement, Overnight (3.62%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 43,000,000  The Goldman Sachs Group L.P., dated 09/30/98
               (Collateralized by $44,828,217 GNMA, 7.00%, due 08/15/27)          10/01/98  5.62%  $    43,000,000
 ------------                                                                                         ------------
   43,000,000  Total Repurchase Agreement, Overnight                                                    43,000,000
 ------------                                                                                         ------------
Yankee Certificates of Deposit (6.31%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Cregem, NY
               LOC Credit Beligique                                               04/01/99  5.80%  $    14,996,419     P1     A1+
   10,000,000  Deutsche Bank, A.G.                                                03/02/99  5.70         9,998,004     P1     A1+
   15,000,000  Rabobank Nederland                                                 10/06/98  5.64        15,000,140     P1     A1+
   20,000,000  Swiss Bank Corporation                                             02/26/99  5.69        19,996,113     P1     A1+
   15,000,000  Swiss Bank Corporation                                             03/22/99  5.68        14,996,951     P1     A1+
 ------------                                                                                      ---------------
   75,000,000  Total Yankee Certificates of Deposit                                                     74,987,627
 ------------                                                                                      ---------------
               Total Investments (99.55%) (Cost $1,182,297,439+)                                   $ 1,182,297,439
               Cash and Other Assets, Net of Liabilities (0.45%)                                         5,322,860
                                                                                                   ---------------
               Net Assets (100.00%)                                                                $ 1,187,620,299
                                                                                                   ===============

               +  Aggregate cost of federal income tax purposes is identical.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) The interest rate is adjusted daily based upon the Federal Funds effective rate plus 15 basis points.

(c) The interest rate is adjusted quarterly based upon three month LIBOR plus 2 basis points.

(d)  The interest rate is adjusted quarterly based upon three month LIBOR.


(e) The interest rate is adjusted monthly based upon one month LIBOR plus 5 basis points; 30 day put option.

(f) The interest rate is adjusted daily based upon the opening of Federal Funds plus 10 basis points; daily put option.

(g) The interest rate is adjusted monthly based upon the one month LIBOR rate plus 3 basis point; 5 day put option.

(h) The interest rate is adjusted quarterly based upon three month LIBOR plus 3 basis points.

(i) The interest rate is adjusted monthly based upon the one month LIBOR plus 3 basis points.

(j) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(k)  The interest rate is adjusted daily based upon prime minus 2.90.

(l) The interest rate is adjusted weekly based upon the commercial paper composite plus 5 basis point; weekly put option.

(m) The interest rate is adjusted weekly based upon one month LIBOR minus 1 basis point; weekly put option.

(n)  The interest rate is adjusted quarterly based upon LIBOR flat.


KEY:
GMAC     =        General Motors Acceptance Corporation       LOC      =        Letter of Credit
GNMA     =        Government National Mortgage Association    MBIA     =        Municipal Bond Insurance Association
HEFA     =        Health & Education Facilities Authority     RB       =        Revenue Bond
IDA      =        Industrial Development Authority            VRB      =        Variable Revenue Bond
IDRB     =        Industrial Development Revenue Bond




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

    Face                                                                                      Maturity                   Value
   Amount                                                                                       Date     Yield          (Note 2)
   ------                                                                                       ----     -----           ------
U.S. Government Agencies (33.19%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,990,000  Federal Farm Credit Bank                                                       01/04/99   5.54%   $     1,990,000
    2,000,000  Federal Farm Credit Bank                                                       02/25/99   5.56          1,957,043
    5,000,000  Federal Home Loan Bank                                                         10/08/98   5.45          4,994,915
    2,860,000  Federal Home Loan Bank                                                         01/26/99   5.44          2,860,000
    3,000,000  Federal Home Loan Bank                                                         07/06/99   5.70          3,000,000
   10,000,000  Federal Home Loan Bank Floater (a)                                             06/17/99   4.84          9,998,585
    3,000,000  Federal Home Loan Bank Floater (b)                                             09/08/99   5.50          2,998,595
    3,000,000  Federal Home Loan Mortgage Corporation                                         10/09/98   5.50          2,996,383
    5,000,000  Federal Home Loan Mortgage Corporation                                         02/19/99   5.26          4,899,146
    5,000,000  Federal Home Loan Mortgage Corporation                                         03/18/99   5.24          4,881,000
    5,000,000  Federal National Mortgage Association                                          10/15/98   5.33          4,998,829
    6,360,000  Federal National Mortgage Association                                          12/17/98   5.37          6,363,254
    3,000,000  Federal National Mortgage Association                                          02/19/99   5.48          2,997,282
    5,000,000  Federal National Mortgage Association                                          09/24/99   4.99          5,002,844
 ------------                                                                                                    ---------------
   60,210,000  Total U.S. Government Agencies                                                                         59,937,876
 ------------                                                                                                    ---------------
Letter of Credit Commercial Paper (2.76%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Kirksville, College of Osteopathic Medicine, Inc.
               LOC Student Loan Marketing Association                                         11/03/98   5.57%   $     4,974,837
 ------------                                                                                                    ---------------
    5,000,000  Total Letter of Credit Commercial Paper                                                                 4,974,837
 ------------                                                                                                    ---------------
Repurchase Agreements, Overnight (63.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 55,000,000  Goldman Sachs Group L.P. dated 10/01/98 (Collateralized by $58,178,094
               GNMA, 5.0000% to 6.5000%, due 10/15/27 to 10/20/27)                             10/01/98  5.62%   $    55,000,000
   60,000,000  Morgan (J.P.) Securities, Inc. dated 10/01/98 (Collateralized by: $22,246,000
               US Treasury Note, 5.6250%, due 05/15/08,    $2,592,000 TVA Bond, 7.8500%,
               due 06/15/44, $33,963,000 Farm Credit Discount Notes, due 10/30/98)             10/01/98  5.65%        60,000,000
 ------------                                                                                                    ---------------
  115,000,000  Total Repurchase Agreements, Overnight                                                                115,000,000
 ------------                                                                                                    ---------------
               Total Investments (99.63%) (Cost $179,912,713+)                                                   $   179,912,713
               Cash and Other Assets, Net of Liabilities (0.37%)                                                         674,936
                                                                                                                 ---------------
               Net Assets (100.00%)                                                                              $   180,587,649
                                                                                                                 ===============
               +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
               (a) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes monthly based on six month T-Bill BEY plus 27 basis points.

               (b) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes monthly based on one month LIBOR minus 18 basis points.

KEY:
GNMA     =        Government National Mortgage Association       TVA      =      Tennessee Valley Authority
LOC      =        Letter of Credit

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity              Value               Standard
   Amount                                                                           Date   Yield       (Note 2)    Moody's  & Poor's
   ------                                                                           ----   -----        ------     -------   -------
Other Tax Exempt Investments (16.90%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,100,000  Cook County, IL High School District #227
               (Rich Township Limited Tax School Bond)                            12/01/98  3.88%  $    3,102,763
    2,770,000  Cuyahoga Falls, OH School District                                 06/30/99  3.75        2,773,167
      900,000  Harris County, TX Hospital District RB
               AMBAC Insured                                                      02/15/99  3.42          911,624
    4,000,000  Illinois Housing Development Authority RB
               (Homeowner Mortgage)
               LOC Morgan Stanley                                                 04/29/99  3.85        4,000,000    VMIG-1   A1+
    2,000,000  Indiana Bond Bank
               Advanced Funding Project Notes - Series 1998A-2                    01/20/99  3.56        2,002,353    MIG-1    SP-1+
    1,460,000  King County, WA School District #4125
               FGIC Insured                                                       12/01/98  3.82        1,462,007
      670,000  City of Lynchburg, VA GO Public Improvement Bonds                  05/01/99  3.75          670,936
    4,650,000  Menomonie, WI Area School District                                 09/08/99  3.65        4,654,183
    5,000,000  Montachusett, MA Regional Vocational                               07/23/99  3.60        5,013,615    MIG-1
    5,000,000  Ohio Housing Finance Agency
               Residential Mortgage 1998 - Series A-1
               GIC - Trinity Funding                                              03/01/99  3.80        5,000,000             A1+
    2,000,000  Overland Park, KS (Municipal Temporary Notes)                      05/01/99  3.74        2,000,991
    3,500,000  South Bend Indiana Community School Corporation TAW                12/31/98  3.96        3,501,256
    3,000,000  Sun Prairie Area School District TRAN                              08/23/99  3.63        3,001,805
    2,500,000  Temple University of the Commonwealth System
               (Higher Education University Funding Obligation) - Series A        05/14/99  3.70        2,511,126             SP-1+
    2,000,000  Tift County, GA School District TAN                                12/30/98  3.69        2,001,915
    1,080,000  Virginia Housing Development MHRB - Series 1995                    05/01/99  3.33        1,087,383
    2,000,000  Town of Westfield, Massachusetts                                   10/22/98  3.48        2,000,622
 ------------                                                                                      --------------
   45,630,000  Total Other Tax Exempt Investments                                                      45,695,746
 ------------                                                                                      --------------
Variable Rate Demand Instruments (b) (48.52%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                  09/01/27  4.20%  $    5,455,000             A1
      600,000  Butler County, PA IDA
               (Armco Incorporated Project) - Series 1996A
               LOC Chase Manhattan Bank, N.A.                                     06/01/20  4.20          600,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date    Yield       (Note 2)     Moody's  & Poor's
   ------                                                                         ----    -----        ------      -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Calcasieu Parish, LA (Solid Waste Disposal)
               LOC Morgan Guaranty                                              12/01/27   3.70%  $     2,000,000             A1+
    3,500,000  City of Deridder IDRB (Pax Inc. Project)
               LOC Bank One                                                     08/01/12   4.15         3,500,000             A1+
    2,500,000  City of Milton, WI IDRB (New England Extrusion, Inc. Project)
               LOC U.S. Trust                                                   05/01/13   4.00         2,500,000             A1+
    5,000,000  Development Finance Authority, AR
               (Conestoga Wood Specialties Project)
               LOC First Union National Bank                                    07/01/08   4.10         5,000,000
    8,250,000  Director State of Nevada Department of Business & Industry IDRB
               (Valley Joist Inc. Project) - Series A
               LOC Toronto-Dominion Bank                                        06/01/17   4.05         8,250,000
    2,000,000  Finance Authority of Maine
               (William Arthur, Inc.) - Series 1997
               LOC First National Bank of Chicago                               10/01/12   3.95         2,000,000              A1+
    7,000,000  Fulco, GA HRB (Shepard Center Inc. Project)
               LOC Wachovia Bank & Trust Co., N.A.                              09/01/17   3.55         7,000,000              A1+
    6,445,000  Fulton County, GA MHRB (Greenhouse Holcomb Project)
               Fannie Mae Collateralized                                        04/01/30   3.65         6,445,000              A1+
    1,200,000  Fulton County, GA Development Authority RB
               (Darby Printing Company)
               LOC Wachovia Bank & Trust Co., N.A.                              04/01/11   4.10         1,200,000
      900,000  Gulf Coast IDA Solid Waste Disposal RB (Amoco Oil)               01/01/26   4.25           900,000      P1      A1+
    4,600,000  Hamilton County, OH HRB Health Alliance - Series A
               MBIA Insured                                                     01/01/18   3.45         4,600,000    VMIG-1    A1+
   14,600,000  Harris County, TX HFDC (Sisters of Charity) - Series C           07/01/23   3.55        14,600,000    VMIG-1    A1+
    1,200,000  Jackson County, MS Sewage Facility
               (Chevron USA Inc. Project)                                       12/15/24   4.25         1,200,000      P1
    3,000,000  Jefferson County, KY Industrial Building
               (Fetter Printing Company Project)
               LOC PNC Bank, N.A.                                               05/01/10   4.20         3,000,000
    1,000,000  Lewisville, TX IDA Incorporated IDRB
               (Benedict Optical Inc. Project)
               LOC Comerica Bank                                                05/01/08   4.25         1,000,000      P1
    1,000,000  Lincoln County, WY Pollution Control
               (Exxon Corporation) - Series 1987                                07/01/17   4.30         1,000,000      P1      A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date   Yield     (Note 2)      Moody's  & Poor's
   ------                                                                           ----   -----      ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000  Louisville & Jefferson County (Airport System) - Series AA
               LOC National City Bank                                            06/30/02  4.15%  $  1,500,000      VMIG-1
    6,900,000  Marion County, WV County Commission
               Solid Waste Disposal Facility RB (Granttown Project)
               LOC National Westminster Bank PLC                                 10/01/17  3.65      6,900,000      VMIG-1   A1+
    5,000,000  Metropolitan Washington D.C. Airport Authority RB - Series C      10/01/27  3.75      5,000,000      VMIG-1   A1+
      800,000  New Albany, IN EDA RB (Bert R. Huncilman & Son) - Series A
               LOC PNC Bank, N.A.                                                04/01/06  4.20        800,000
    5,000,000  North Carolina Medical Care Commission HRB
               (Pooled Equipment Financing Program)
               MBIA Insured                                                      12/01/25  3.95      5,000,000      VMIG-1   A1+
    2,100,000  North Texas Higher Education Authority Student Loan RB - Series C
               AMBAC Insured                                                     04/01/36  3.65      2,100,000      VMIG-1
    2,800,000  Parish of Ouachita, LA (EPCO Carbondioxide Project)
               LOC Bank One                                                      02/01/05  4.15      2,800,000       P1
    1,000,000  Parish of St. Charles, LA (Shell Oil Norco Project 1993)          09/01/23  4.25      1,000,000      VMIG-1   A1+
      475,000  Pennsylvania EDFA (Tri State Hyraulics Inc.) - Series 1996D-7
               LOC PNC Bank, N.A.                                                08/01/06  4.20        475,000
    1,600,000  Pennsylvania EDFA RB (Trigon Incorporated)
               LOC PNC Bank, N.A.                                                08/01/25  4.20      1,600,000
    1,400,000  Pennsylvania EDFA (Plastikos Reality Project) - Series 1997E
               LOC PNC Bank, N.A.                                                11/01/12  4.20      1,400,000
    2,000,000  Phoenix, AZ IDA MHRB (Sunset Ranch)
               LOC Swiss Bank Corporation                                        12/01/27  4.05      2,000,000      VMIG-1
    1,000,000  Pitkin County IDRB (Aspen Skiing Company Project)
               LOC First National Bank of Chicago                                04/01/14  4.25      1,000,000               A1+
    2,500,000  Port of Corpus Christie Nueces County, TX
               Koch Refining Co. - Series 1995A                                  05/01/25  3.55      2,500,000      VMIG-1   A1+
    1,600,000  Portland, OR IDRB (Oregon Transfer Company)
               LOC US National Bank of Oregon                                    11/01/01  4.62      1,600,000
    2,570,000  Prattville, AL IDRB
               LOC Amsouth Bank                                                  03/01/26  4.15      2,570,000               A1
    2,000,000  Regional Transportation District Colorado
               (Transit Vehicles Project) - Series A
               LOC State Street Bank & Trust Co.                                 12/01/17  4.00      2,000,000               A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date   Yield     (Note 2)      Moody's  & Poor's
   ------                                                                           ----   -----      ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   South Texas Higher Education Authority
               MBIA Insured                                                      12/01/03  3.60%  $  5,000,000      VMIG-1
     800,000   Southwestern, IL Development Authority Solid Waste Disposal
               (Shell Oil Company Wood River)                                    08/01/21  4.25        800,000      VMIG-1   A1+
   7,000,000   Sussex County, DE IDRB
               (Perdue Farms Inc. Project) - Series 1992
               LOC Rabobank Nederland                                            04/01/12  4.20      7,000,000
   1,915,000   Talbot County, GA Development Authority IDRB
               (Douglas Asphalt Company Project)
               LOC First Union National                                          04/01/08  4.15      1,915,000
   3,300,000   Washington State HFC MHRB (Wadering Creek Project)
               LOC Bank of America                                               01/01/26  4.30      3,300,000      VMIG-1
     400,000   Westmoreland County, PA IDRB (Solidur Plastics Estate Project)
               LOC PNC Bank                                                      12/01/02  4.20        400,000
   1,000,000   West Side Calhoun, TX (Solid Waste Disposal BP Chemicals)         04/01/31  4.25      1,000,000               A1+
   1,250,000   York County, PA IDA Limited Obligation RB
               (Metal Exchange Corporation Project) - Series 1996
               LOC Comerica Bank                                                 06/01/06  4.25      1,250,000
------------                                                                                    --------------
 131,160,000   Total Other Variable Rate Demand Instruments                                        131,160,000
------------                                                                                    --------------
Put Bonds (c) (7.60%)
------------------------------------------------------------------------------------------------------------------------------------
$    915,000   Bell County Health Facilities Development Corporation             10/01/98  4.75%  $    915,000
   4,000,000   Business Finance Authority PCRB
               (New England Power Company Project)                               05/04/99  3.45      4,000,000
   4,000,000   Butler County IDA RB
               (Concordia Lutheran Ministries) - Series 1998A
               LOC PNC Bank, N.A.                                                02/01/99  3.57      4,004,572
   6,500,000   Hartford County, MD IDRB (A.O. Smith)
               LOC Bank One                                                      03/01/99  3.55      6,500,000
   1,000,000   Michigan Strategic Fund (Donnelly Corp. Project) - Series 1988
               LOC Dresdner Bank A.G.                                            10/01/98  3.90      1,000,000       P1      A1+
   1,100,000   Pulaski County, KY Solid Waste
               (East KY Power Coop, Inc.)                                        02/15/99  3.60      1,100,000      VMIG-1   A1+
   3,015,000    Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                              11/01/98  3.85      3,015,000               A1+
------------                                                                                    --------------
  20,530,000   Total Put Bonds                                                                      20,534,572
------------                                                                                    --------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date   Yield     (Note 2)      Moody's  & Poor's
   ------                                                                           ----   -----      ------       -------   -------
Tax Exempt Commercial Paper (21.61%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Development Authority of Burke County, GA
               (Oglethorpe Power Corp. Project)
               AMBAC Insured                                                     10/06/98  3.40%   $  1,000,000     MIG-1    A1+
   3,313,000   City of Gainesville, FL Utilities System                          11/02/98  3.60       3,313,000      P1      A1+
   2,100,000   County & City of Denver, CO
               Airport System Subordinate RB - Series 1997A
               LOC Bayerische Landesbank Girozentrale                            12/01/98  3.60       2,100,000      P1      A1+
   3,200,000   County & City of Denver, CO
               Airport System Subordinate RB - Series 1997A
               LOC Bayerische Landesbank Girozentrale                            10/30/98  3.50       3,200,000      P1      A1+
   5,000,000   County & City of Denver, CO
               Airport System Subordinate RB - Series 1997A
               LOC Bayerische Landesbank Girozentrale                            10/02/98  3.15       5,000,000      P1      A1+
   8,000,000   Hospital Board of Lee County, FL HRB
               (Lee Memorial Hospital Project) - Series 1992C                    10/05/98  3.65       8,000,000    VMIG-1    A1+
  10,000,000   Metropolitan Washington D.C. Airport Authority
               LOC NationsBank                                                   10/09/98  3.70      10,000,000              A1
   4,000,000   Municipal Gas Authority of Georgia, Gas RB
               (Southern Portfolio I Project) - Series D
               LOC Wachovia Bank & Trust Co., N.A.                               10/08/98  3.50       4,000,000              A1+
   4,100,000   North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty Trust Company/Union Bank of Switzerland       10/06/98  3.10       4,100,000      P1      A1+
   4,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty Trust Company/Union Bank of Switzerland       11/02/98  3.60       4,000,000      P1      A1+
   3,000,000   Ohio Water Development Authority PCRB
               (Duquesne Light Control)
               LOC Toronto-Dominion Bank                                         11/05/98  3.60       3,000,000              A1+
   3,000,000   Sarasota County, FL Public Hospital District HRB
               (Sarasota Memorial Hospital) - Series 1996                        10/01/98  3.20       3,000,000    VMIG-1
   1,500,000   Venango, PA IDA Resource Recovery RB
               (Scrubgrass Project) - Series 1990A
               LOC National Westminster Bank PLC                                 10/01/98  3.60       1,500,000      P1      A1+
   2,000,000   Venango, PA IDA Resource Recovery RB
               (Scrubgrass Project) - Series B
               LOC National Westminster Bank PLC                                 10/07/98  3.60       2,000,000      P1      A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date   Yield     (Note 2)      Moody's  & Poor's
   ------                                                                           ----   -----      ------       -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Venango, PA IDA Resource Recovery RB
               (Scrubgrass Project) - Series 1990B
               LOC National Westminster Bank PLC                                 10/01/98  3.60%  $  2,500,000      P1       A1+
   1,700,000   West Virginia Public Energy Authority Energy RB
               (Morgantown Energy Assoc. Project) - Series 1989A
               LOC Swiss Bank Corporation                                        10/07/98  3.60      1,700,000      P1       A1+
------------                                                                                    --------------
  58,413,000   Total Tax Exempt Commercial Paper                                                    58,413,000
------------                                                                                    --------------
Variable Rate Demand Instruments - Participations (b) (0.74%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   New Jersey State EDA IDRB
              (Harrison Riverside Industries Project)
               LOC Chase Manhattan Bank, N.A.                                    01/01/02  5.36%  $  1,000,000
   1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
               LOC Chase Manhattan Bank, N.A.                                    01/01/02  5.36      1,000,000      P1       A1
------------                                                                                    --------------
   2,000,000   Total Variable Rate Demand Instruments - Participations                               2,000,000
------------                                                                                    --------------
Variable Rate Demand Instruments - Private Placements (b) (5.13%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,100,000   Bastrop County, TX Industrial Development Corp. IDRB
               (Blocrest Partners, LP Project)
               LOC Union Bank of California                                      04/01/22  4.25%  $  9,100,000
     750,000   Jefferson County, MO IDA IDRB (Holley Partnership)
               LOC Chase Manhattan Bank, N.A.                                    12/01/04  5.36        750,000      P1      A1
     440,645   New Jersey State EDA IDRB (Henry Modelle & Company)
               LOC Chase Manhattan Bank, N.A.                                    09/01/00  5.36        440,646      P1      A1
   1,400,000   District of Columbia HFA MHRB
               (Tyler House Certificate Trust COPS) - Series 1995A
               LOC PNC Bank, N.A.                                                08/01/25  4.30      1,400,000    VMIG-1
   2,177,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                    12/01/08  5.36      2,177,000      P1      A1
------------                                                                                    --------------
  13,867,645   Total Variable Rate Demand Instruments - Private Placements                          13,867,646
------------                                                                                    --------------
               Total Investments (100.50%) (Cost $271,670,964+)                                    271,670,964
               Liabilities in Excess of Cash and Other Assets (-0.50%)                            (  1,351,399)
                                                                                                --------------
               Net Assets (100.00%)                                                               $270,319,565
                                                                                                ==============

              +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

KEY:
AMBAC   =    American Municipal Bond Assurance Corporation      HRB    =    Hospital Revenue Bond
COPS    =    Certificates of Participations                     IDA    =    Industrial Development Authority
EDA     =    Economic Development Authority                     IDRB   =    Industrial Development Revenue Bond
EDFA    =    Economic Development Finance Authority             LOC    =    Letter of Credit
FGIC    =    Financial Guaranty Insurance Company               MBIA   =    Municipal Bond Insurance Association
GIC     =    Guaranteed Investment Contract                     MHRB   =    Multi-Family Housing Revenue Bond
GO      =    General Obligation                                 PCRB   =    Pollution Control Revenue Bond
HDA     =    Housing Development Authority                      RB     =    Revenue Bond
HFC     =    Housing Finance Commission                         TAN    =    Tax Anticipation Note
HFDC    =    Housing Finance Development Authority              TAW    =    Tax Anticipation Warrant
                                                                TRAN   =    Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================


                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------



ASSETS:
  Investments in securities*............   $   1,182,297,439            $   179,912,713          $   271,670,964
  Cash..................................           2,156,040                    442,496                    --
  Interest receivable...................           5,707,247                    526,713                1,777,013
                                           -----------------            ---------------          ---------------
   Total Assets.........................       1,190,160,726                180,881,922              273,447,977



LIABILITIES:
  Dividends payable.....................             151,863                     22,819                   21,828
  Due to custodian......................              --                          --                   2,795,626
  Management fee payable................             758,235                    105,741                  179,394
  Payable for shares redemption.........           1,419,343                    151,485                  130,417
  Other accounts payable................             210,986                     14,228                    1,147
                                           -----------------            ---------------          ---------------
      Total Liabilities.................           2,540,427                    294,273                3,128,412
                                           -----------------            ---------------          ---------------

NET ASSETS..............................   $   1,187,620,299            $   180,587,649          $   270,319,565
                                           =================            ===============          ===============

SHARES OUTSTANDING:
  Cortland Shares.......................         553,073,827                 58,815,214               45,775,870
  Live Oak Shares.......................         636,266,338                 67,834,133               56,966,289
  Bradford Shares.......................             --                      54,191,190              167,598,874
Net asset value, offering and redemption
 price per share, all classes
 (net assets/shares)...................    $           1.00             $          1.00          $          1.00
                                           =================            ===============          ===============

* Including repurchase agreements amounting to $43,000,000 and $115,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.
-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998
(UNAUDITED)
===============================================================================



                                             Cortland General             U.S. Government          Municipal Money
                                            Money Market Fund                  Fund                 Market Fund
                                            -----------------            ---------------          ---------------

INVESTMENT INCOME

 Interest Income.........................   $      32,701,679          $      4,654,126          $       5,412,915
                                             ----------------           ---------------           ----------------

 Expenses:
    Management fee--Note 3(a)............           4,457,080                   647,290                  1,120,088
    Distribution support and services
     ----Note 3(c):
        Cortland shares..................             658,834                    58,518                     56,864
        Live Oak shares..................             628,186                    68,475                     64,744
        Bradford shares..................             --                         65,605                    225,104
    Other expenses.......................              32,771                    12,297                     12,939
                                             ----------------           ---------------           ----------------
        Total Expenses...................           5,776,871                   852,185                  1,479,739
   Expenses waived by
       Manager--Note 3(c).................. (          80,240)         (         63,661)         (         182,562)
                                             ----------------           ---------------           ----------------
        Net Expenses.....................           5,696,631                   788,524                  1,297,177
                                             ----------------           ---------------           ----------------
 Net Investment Income...................          27,005,048                 3,865,602                  4,115,738


NET REALIZED GAIN
 ON INVESTMENTS
 Net realized gain on investments........              60,654                     6,720                      3,195
                                             ----------------           ---------------           ----------------
 Increase in net assets from operations..   $      27,065,702          $      3,872,322          $       4,118,933
                                             ================           ===============           ================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================




                                 Cortland General                      U.S. Government                   Municipal Money
                                 Money Market Fund                          Fund                           Market Fund
                                 -----------------                     ---------------                   ---------------

                            For the Six          For the       For the Six        For the        For the Six         For the
                           Months Ended           Year         Months Ended        Year          Months Ended         Year
                           September 30,          Ended       September 30,        Ended         September 30,        Ended
                               1998             March 31,         1998            March 31,         1998            March 31,
                            (Unaudited)           1998         (Unaudited)          1998         (Unaudited)          1998
                             ---------         ----------       ---------        ----------       ---------        ----------
 Operations:
 Net investment income...  $  27,005,048    $   66,445,545   $    3,865,602   $    9,272,005   $    4,115,738   $    6,804,164

 Net realized gain on
  investments............         60,654            30,820            6,720            7,240            3,195               21
                           -------------     -------------    -------------    -------------    -------------    -------------
 Increase in net assets
  from operations........     27,065,702        66,476,365        3,872,322        9,279,245        4,118,933        6,804,185
 Distributions
  to shareholders from:
 Net investment income:
  Cortland shares........   ( 12,293,546)     ( 42,375,897)    (  1,064,843)    (  4,996,904)   (     619,059)+     (2,752,924)+

  Live Oak shares........   ( 14,732,165)     ( 23,562,542)    (  1,568,975)    (  2,753,335)   (     906,705)+     (1,631,855)+

  Bradford shares........          --               --         (  1,233,073)    (  1,144,489)   (   2,589,974)+     (2,419,385)+
 Capital share
  transactions net (Note 4):
  Cortland shares........     46,832,088      (655,776,020)      10,670,682     (116,800,799)   (   2,008,652)   ( 105,555,742)
  Live Oak shares........     25,488,546       169,688,175          905,194       11,710,418    (  10,735,777)       8,901,280
  Bradford shares........          --               --            2,524,089       51,667,101    (   4,731,431)     172,330,305
                           -------------     -------------    -------------    -------------    -------------    -------------
 Total increase (decrease)    72,360,625      (485,549,919)      14,105,396     ( 53,038,763)   (  17,472,665)      75,675,864

 Net assets:

Beginning of period......  1,115,259,674     1,600,809,593      166,482,253      219,521,016      287,792,230      212,116,366
                           -------------     -------------    -------------    -------------    -------------    -------------
End of period............ $1,187,620,299    $1,115,259,674   $  180,587,649    $ 166,482,253    $ 270,319,565    $ 287,792,230
                           =============     =============    =============    =============    =============    =============
Undistributed net
   investment income..... $      514,640    $      535,303   $      425,988    $     427,277    $     -0-       $     -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
Note 1-General:
Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares commenced distribution on October 1, 1997. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 1998, there were 14,512,289 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:
     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d)Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 2-Significant Accounting Policies: (Continued)
     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 1998, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,295,160, $708,040 and $32,135 respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profit, $721,114 and $1,574,046 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $256,799 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $16,736, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:
a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and Bradford shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued) Pursuant to a Distribution Plan approved by the company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares.

During the period ended September 30, 1998, the Distributor waived Distribution support and services fees of $79,063 and $1,177 for the Cortland shares and Live Oak shares, respectively, of the Cortland General Fund.

During the period ended September 30, 1998, the Distributor waived Distribution support and services fees of $9,363, $5,816 and $48,482 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the period ended September 30, 1998, the Distributor waived Distribution support and services fees of $7,977, $12,633 and $161,952 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:
At September 30, 1998, 6 billion shares of $.001 par value shares of the Company were authorized, of which $2.5 billion are designated as General Fund shares, $1.5 billion are designated as U.S. Government Fund shares, $1 billion are designated as Municipal Fund shares and $1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                            Cortland General Money                                                      Municipal Money
                                 Market Fund                    U.S. Government Fund                      Market Fund
                        -----------------------------     -------------------------------    ------------------------------------
                         Six Months       For the Year        Six Months     For the Year      Six Months         For the Year
                             Ended           Ended              Ended            Ended           Ended               Ended
                       September 30, 1998  March 31,      September 30, 1998   March 31,     September 30, 1998     March 31,
                         (Unaudited)          1998           (Unaudited)         1998          (Unaudited)            1998
                        -------------      ----------       -------------      --------       -------------         --------
Cortland Shares
 Shares sold...........    874,796,508    2,461,650,252        74,835,972      297,730,449       89,168,979        319,463,272
 Dividends reinvested..     12,314,247       42,496,995         1,068,489        5,015,292          619,615          2,763,449
                         -------------   --------------     -------------   --------------     ------------      -------------
                           887,110,755    2,504,147,247        75,904,461      302,745,741       89,788,594        322,226,721
 Shares redeemed....... (  840,278,667) ( 3,159,923,267)   (   65,233,779) (   419,546,540)   (  91,797,246)    (  427,782,463)
                         -------------   --------------     -------------   --------------     ------------      -------------
 Net increase (decrease)    46,832,088  (   655,776,020)       10,670,682  (   116,800,799)   (   2,008,652)    (  105,555,742)
                         =============   ==============     =============   ==============     ============      =============

 Live Oak Shares
 Shares sold...........  1,639,222,913    2,667,980,939       222,347,619      257,860,909      146,245,644        229,697,164
 Dividends reinvested..     14,704,733       23,505,015         1,559,019        2,746,692          904,876          1,627,788
                         -------------   --------------     -------------   --------------     ------------      -------------
                         1,653,927,646    2,691,485,954       223,906,638      206,607,601      147,150,520        231,324,952
 Shares redeemed....... (1,628,439,100)  (2,521,797,779)   (  223,001,444) (   248,897,183)   ( 157,886,297)    (  222,423,672)
                         -------------   --------------     -------------   --------------     ------------      -------------
 Net increase (decrease)    25,488,546      169,688,175           905,194       11,710,418    (  10,735,777)         8,901,280
                         =============   ==============     =============   ==============     ============      =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Note 4-Capital Share Transactions: (Continued)

                                                                                         Municipal Money
                                         U.S. Government Fund                              Market Fund
                                  ---------------------------------             ----------------------------------
                                    Six Months         For the Year              Six Months        For the Year
                                      Ended               Ended                    Ended              Ended
                                September 30, 1998       March 31,            September 30, 1998     March 31,
                                   (Unaudited)             1998                  (Unaudited)           1998
                                  --------------     --------------             -------------     -------------
Bradford Shares+
 Shares sold................         116,374,236        143,036,995               364,356,928       503,861,964
 Dividends reinvested.......           1,238,395          1,138,745                 2,592,122         2,406,792
                                   -------------      -------------             -------------     -------------
                                     117,612,631        144,175,740               366,949,050       506,268,756
 Shares redeemed............      (  115,088,542)    (   92,508,639)           (  371,680,481)   (  333,938,451)
                                   -------------      -------------             -------------     -------------
 Net increase ..............           2,524,089         51,667,101            (    4,731,431)      172,330,305
                                   =============      =============             =============     =============

 +   Bradford shares commenced distribution on October 1, 1997.


 The components of net assets at September 30, are as follows:




                           Cortland General Money                                               Municipal Money
                                 Market Fund                U.S. Government Fund                  Market Fund
                           ----------------------           --------------------             ----------------------
                             September 30, 1998               September 30, 1998               September 30, 1998
                                 (Unaudited)                      (Unaudited)                      (Unaudited)
                                  ---------                        ---------                        ---------

Paid-in capital......        $ 1,189,340,165                   $  180,840,537                   $  270,341,033
Accumulated net
   realized losses...        (     2,234,506)                  (      678,876)                  (       21,468)
Undistributed net
   investment income.                514,640                          425,988                          -0-
                              --------------                    -------------                    -------------
Total net assets.....          1,187,620,299                   $  180,587,649                   $  270,319,565
                              ==============                    =============                    =============







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

Note 5-Financial Highlights:

                                                             Cortland General Money Market Fund
                                  ----------------------------------------------------------------------------------------
                                                                     Cortland Shares
                                  ----------------------------------------------------------------------------------------
                                  Six Months Ended
                                    September 30,                     For the Year Ended March 31,
                                         1998     ------------------------------------------------------------------------
                                     (Unaudited)    1998            1997            1996           1995            1994
                                      ---------   ---------       --------        --------       --------       ----------
 Per Share Operating Performance:
 (for a share outstanding
     throughout the period)
 Net asset value,
    beginning of period........      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Income from investment operations:
    Net investment income......          0.023        0.047           0.044          0.049          0.038           0.025
    Net realized and unrealized
     gain/(loss) on investments           --      (   0.001)          --             0.001      (   0.003)+          --
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Total from investment operations        0.023        0.046           0.044          0.050          0.035           0.025
 Less distributions:
    Dividends from net
     investment income.........      (   0.023)   (   0.047)      (   0.044)     (   0.048)     (   0.038)      (   0.025)
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Total distributions...........      (   0.023)   (   0.047)      (   0.044)     (   0.048)     (   0.038)      (   0.025)
                                     ----------   ----------      ----------     ----------     ----------      ----------
 Net asset value, end of period      $   1.00     $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                     ==========   ==========      ==========     ==========     ==========      ==========
 Total Return..................          4.78%*       4.77%           4.52%          4.95%          3.91%+          2.53%

 Ratios/Supplemental Data
 Net assets,
     end of period (000s omitted)    $  552,274    $ 505,442      $1,160,352     $1,159,173     $  993,854      $  926,400

 Ratios to average net assets:
     Expenses..................          1.00%*       0.99%           1.02%          1.03%          1.03%           1.02%
     Net investment income.....          4.66%*       4.67%           4.41%          4.86%          3.85%           2.48%
 Management and Distribution support
     and service fees waived.            0.03%*       0.04%           --             --             0.02%           0.02%

 * Annualized
 + Includes the effect of a capital contribution from the Manager of $.004 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.007 per share and the total return would have been 2.89%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Note 5-Financial Highlights: (Continued)

                                                              Cortland General Money Market Fund
                                        --------------------------------------------------------------------------
                                                                      Live Oak Shares
                                        --------------------------------------------------------------------------
                                        Six Months Ended
                                         September 30,                   For the Year Ended March 31,
                                             1998             ----------------------------------------------------
                                         (Unaudited)              1998               1997               1996+
                                          ---------           ------------        -----------        -------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)
 Net asset value,
     beginning of period............    $     1.00            $     1.00          $     1.00         $     1.00
                                        ------------          ------------        ------------       ------------
 Income from investment operations:
     Net investment income..........          0.024                 0.048               0.045              0.018
     Net realized and unrealized
       gain/(loss) on investments...          --              (     0.001)             --                  --
                                        ------------          ------------        ------------       ------------
 Total from investment operations...          0.024                 0.047               0.045              0.018
 Less distributions:
     Dividends from net
       investment income............    (     0.024 )         (     0.047 )       (     0.045 )      (     0.018 )
                                        ------------          ------------        ------------       ------------
 Total distributions................    (     0.024 )         (     0.047 )       (     0.045 )      (     0.018 )
                                        ------------          ------------        ------------       ------------
 Net asset value, end of period.....    $     1.00            $     1.00          $     1.00          $     1.00
                                        ============          ============        ============       ============
 Total Return.......................          4.80%*                4.84%               4.59%               4.78%*

 Ratios/Supplemental Data
 Net assets,
     end of period (000's omitted)..    $    635,346          $    609,818       $     440,457      $      351,030

 Ratios to average net assets:
     Expenses.......................          0.97%*                0.91%               0.95%               0.97%*
     Net investment income..........          4.69%*                4.78%               4.48%               4.68%*
 Management and distribution support
     and service fees waived........        --                      0.05%               0.02%               0.02%*


 * Annualized
 + Live Oak shares commenced distribution on November 16, 1995.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 U.S. Government Fund
                                 -------------------------------------------------------------------------------------
                                                                   Cortland Shares
                                 -------------------------------------------------------------------------------------

                                 Six Months Ended
                                   September 30,                       For the Year Ended March 31,
                                       1998          -----------------------------------------------------------------
                                    (Unaudited)      1998           1997            1996           1995           1994
                                    ----------       ----           ----            ----           ----           ----
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.....        $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     ------          ------         ------          ------         ------         ------
Income from investment operations:
  Net investment income......          0.023           0.046          0.043           0.047          0.038          0.025
  Net realized and unrealized
  (loss) on investments......           --           ( 0.001)       ( 0.001)            --         ( 0.003)+        --
                                     ------          -------        -------         -------        -------        ------
Total from investment operations       0.023           0.045          0.042           0.047          0.035          0.025
Less distributions:
  Dividends from net
   investment income.........        ( 0.023)        ( 0.045)       ( 0.043)        ( 0.047)       ( 0.038)       ( 0.025)
                                     --------        --------       --------        --------       --------       --------
Total distributions..........        ( 0.023)        ( 0.045)       ( 0.043)        ( 0.047)       ( 0.038)       ( 0.025)
                                     --------        --------       --------        --------       --------       --------
Net asset value, end of period       $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     ========        ========       ========        ========       ========       ========

Total Return.................          4.67%*          4.61%          4.37%           4.80%          3.84%+         2.55%

Ratios/Supplemental Data
Net assets,
    end of period (000's omitted)    $  58,739       $  48,069      $ 164,464       $ 255,222      $ 218,307      $234,082

Ratios to average net assets:
  Expenses...................           1.00%*           0.81%          1.01%           1.04%          1.04%         1.04%
  Net investment income......           4.55%*           4.58%          4.30%           4.72%          3.74%         2.47%
Management and Distribution support
     and service fees waived.           0.04%*           0.25%          0.02%          --              0.01%         0.01%

* Annualized
+ Includes  the effect of a capital  contribution  from the Manager of $.006 per share.  Without a capital  contribution the net realized and unrealized  loss on  investments  would have been $.009 per share and the total return would have been 2.81%.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


Note 5-Financial Highlights: (Continued)

                                                                   U.S. Government Fund
                                 ----------------------------------------------------------------------------------
                                                     Live Oak Shares                              Bradford Shares
                                 ------------------------------------------------          ----------------------------------

                                 Six Months Ended                                           Six Month Ended        For the
                                   September 30,    For the Year Ended March 31,              September 30,       Year Ended
                                      1998         ------------------------------                1998             March 31,
                                   (Unaudited)     1998         1997         1996+            (Unaudited)             1998++
                                   -----------     ----         ----         ----             -----------             ----

Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.....        $ 1.00        $ 1.00       $ 1.00       $ 1.00           $ 1.00                  $ 1.00
                                     -------       --------     --------     -------          -------                 --------
Income from investment operations:
  Net investment income......          0.023         0.049        0.044        0.017            0.024                   0.026
  Net realized and unrealized
  (loss) on investments......           --         ( 0.001)     ( 0.001)       --                --                   ( 0.001)
                                     -------       --------     --------     -------          -------                 --------
Total from investment operations       0.023         0.048        0.043        0.017            0.024                   0.025
Less distributions:
  Dividends from net
   investment income.........        ( 0.023)      ( 0.046)     ( 0.044)     ( 0.017)         ( 0.024)                ( 0.024)
                                     --------      --------     --------     --------         --------                --------
Total distributions..........        ( 0.023)      ( 0.046)     ( 0.044)     ( 0.017)         ( 0.024)                ( 0.024)
                                     --------      --------     --------     --------         --------                --------
Net asset value, end of period       $ 1.00        $ 1.00       $ 1.00       $ 1.00           $ 1.00                  $ 1.00
                                     ========      ========     ========     ========         ========                ========

Total Return.................          4.70%*        4.75%        4.53%        4.74%*           4.83%*                  4.83%*

Ratios/Supplemental Data
Net assets,
    end of period (000's omitted)    $ 67,732      $ 66,829     $ 55,057     $ 47,328         $ 54,117                $ 51,584

Ratios to average net assets:
  Expenses...................           0.97%*        0.68%        0.86%        0.89%*           0.85%*                  0.86%*
  Net investment income......           4.58%*        4.89%        4.45%        4.64%*           4.70%*                  5.22%*
Management and Distribution support
     and service fees waived.           0.02%*        0.24%        0.12%        0.11%*           0.18%*                  0.18%*
* Annualized
+ Live Oak shares commenced distribution on November 16, 1995.
++ Bradford shares commenced distribution on October 1, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================



Note 5-Financial Highlights: (Continued)


                                                            Municipal Money Market
                                 ---------------------------------------------------------------------------------------
                                                                  Cortland Shares
                                 ---------------------------------------------------------------------------------------
                                 Six Months Ended
                                   September 30,                       For the Year Ended March 31,
                                       1998          -------------------------------------------------------------------
                                    (Unaudited)       1998           1997            1996           1995           1994
                                    ----------       ------         ------          ------         ------         ------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.....        $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     ------          ------         ------          ------         ------         ------
Income from investment operations:
  Net investment income......          0.014           0.028          0.026           0.030          0.026          0.018
                                     -------         -------        -------         -------        -------        -------
Total from investment operations       0.014           0.028          0.026           0.030          0.026          0.018
Less distributions:
 Dividends from net
  investment income..........        ( 0.014)        ( 0.028)       ( 0.026)        ( 0.030)       ( 0.026)       ( 0.018)
                                     --------        --------       --------        --------       --------       --------
Less distributions..........         ( 0.014)        ( 0.028)       ( 0.026)        ( 0.030)       ( 0.026)       ( 0.018)
                                     --------        --------       --------        --------       --------       --------
Net asset value, end of period       $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00         $ 1.00
                                     ========        ========       ========        ========       ========       ========

Total Return.................          2.77%*          2.81%          2.68%           3.06%          2.58%          1.82%

Ratios/Supplemental Data
Net assets,
    end of period (000's omitted)    $  45,772       $  47,780      $ 153,322       $ 216,456      $ 224,041      $240,570

Ratios to average net assets:
  Expenses...................           1.00%*           1.01%          1.02%           1.03%          0.99%         0.98%
  Net investment income......           2.72%*           2.81%          2.64%           3.02%          2.54%         1.79%
Management and Distribution support
     and service fees waived.           0.04%*           --             --              --             0.06%         0.07%

* Annualized


--------------------------------------------------------------------------------



================================================================================



Note 5-Financial Highlights: (Continued)

                                                                        Municipal Money Market
                                 ----------------------------------------------------------------------------------------------
                                                   Live Oak Shares                                    Bradford Shares
                                 ---------------------------------------------------         -----------------------------------
                                 Six Months Ended                                           Six Month Ended        For the
                                   September 30,      For the Year Ended March 31,              September 30,       Year Ended
                                      1998         ---------------------------------                1998             March 31,
                                   (Unaudited)     1998          1997         1996+            (Unaudited)             1998++
                                   -----------     ------       ------       -------             -----------             ----
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.....        $ 1.00        $ 1.00       $ 1.00       $ 1.00           $ 1.00                  $ 1.00
                                     -------       --------     --------     -------          -------                 --------
Income from investment operations:
Net investment income........          0.014         0.029        0.027        0.011            0.014                   0.014
                                     -------       --------     --------     -------          -------                 --------
otal from investment operations        0.014         0.029        0.027        0.011            0.014                   0.014
Less distributions:
Dividends from net
  investment income..........       (  0.014)     (  0.029)    (  0.027)    (  0.011)        (  0.014)                ( 0.014)
                                     -------       -------      -------      -------          -------                --------
Total distributions..........       (  0.014)     (  0.029)    (  0.027)    (  0.011)        (  0.014)                ( 0.014)
                                     -------       -------      -------      -------          -------                --------
Net asset value, end of period       $ 1.00        $ 1.00       $ 1.00       $ 1.00           $ 1.00                  $ 1.00
                                     ========      ========     ========     ========         ========                ========

Total Return.................          2.83%*        2.93%        2.77%        2.96%*           2.92%*                  2.87%*

Ratios/Supplemental Data
Net assets,
    end of period (000's omitted)    $ 56,962      $ 67,697     $ 58,794     $ 49,663         $167,586               $ 172,315

Ratios to average net assets:
Expenses.....................          0.94%*        0.90%        0.93%        0.96%*           0.85%*                  0.86%*
Net investment income........          2.80%*        2.86%        2.72%        2.91%*           2.88%*                  2.81%*
Management and Distribution support
     and service fees waived.          0.04%*        0.07%        0.04%        0.03%*           0.18%*                  0.17%*
* Annualized
+ Live Oak shares commenced distribution on November 16, 1995.
++Bradford shares commenced distribution on October 1, 1997.

--------------------------------------------------------------------------------

_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________


Semi-Annual Report
September 30, 1998

CORTLAND

600 Fifth Avenue
New York, NY 10020
212-830-5200






--------------------------------------------------------------------------------